THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.1%

	Shares	Value

Brazil — 1.8%
Diagnosticos da America	140,400	$850,466
Hapvida Participacoes e Investimentos	1,455,400	2,712,218
Notre Dame Intermedica Participacoes	115,400	1,250,339
		4,813,023

Burkina Faso — 0.9%
Endeavour Mining	110,286	2,494,584

Chile — 2.7%
Sociedad Quimica y Minera de Chile ADR	143,303	7,226,770

China — 23.3%
Baidu ADR *	16,815	2,501,904
Bilibili ADR *	39,691	1,841,662
Bilibili, Cl Z *	47,740	2,195,858
China Southern Airlines	5,270,000	3,156,741
Fujian Sunner Development, Cl A	1,549,600	5,876,632
Ginlong Technologies, Cl A	69,270	2,516,646
Huazhu Group ADR *	117,108	4,372,813
LONGi Green Energy Technology, Cl A	616,700	8,340,910
Luxshare Precision Industry, Cl A	819,000	6,322,389
Meituan, Cl B *	345,800	9,997,476
QuakeSafe Technologies, Cl A	178,039	2,915,008
QuakeSafe Technologies, Cl A	46,761	765,612
Wingtech Technology, Cl A	309,300	6,274,956
Yuan Longping High-tech Agriculture, Cl A	1,369,200	4,996,994
		62,075,601

Congo, Democratic Republic — 1.8%
Ivanhoe Mines, Cl A *	575,027	4,698,000

Ghana — 0.8%
Tullow Oil *	3,262,495	2,052,564

Greece — 0.6%
Eurobank Ergasias Services and Holdings *	1,556,969	1,578,305

Hong Kong — 12.9%
Country Garden Services Holdings	307,000	1,838,936
Geely Automobile Holdings	1,645,000	4,494,247
Huazhu Group *	148,500	555,235
Longfor Group Holdings	416,000	1,958,262
Ping An Insurance Group of China	872,500	6,283,862

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Hong Kong — (continued)
Sunac China Holdings	2,189,000	$3,307,520
Sunac Services Holdings	321,000	327,329
Tencent Holdings	267,895	15,696,476
		34,461,867
India — 11.6%
DLF	225,168	1,182,701
Housing Development Finance	207,329	7,213,848
ICICI Lombard General Insurance	40,640	766,077
Indian Hotels	515,977	1,254,618
InterGlobe Aviation	151,644	4,115,782
Reliance Industries	262,981	8,377,925
SBI Cards & Payment Services *	324,129	4,047,053
Tata Consultancy Services	81,904	4,118,963
		31,076,967

Kazakhstan — 0.2%
NAC Kazatomprom JSC GDR	16,631	611,189
NAC Kazatomprom JSC GDR	1,106	42,963
		654,152

Mexico — 1.7%
Cemex ADR *	668,279	4,530,932

Peru — 0.7%
Pan American Silver	75,314	1,880,591

Philippines — 0.6%
Monde Nissin *	5,254,900	1,669,449

Russia — 4.3%
Fix Price Group GDR	172,497	1,302,352
Rosneft Oil PJSC	557,205	4,456,526
Sberbank of Russia PJSC ADR	338,243	5,428,800
Sberbank of Russia PJSC ADR	13,288	209,286
		11,396,964

Saudi Arabia — 3.5%
Saudi Arabian Mining *	11,506	240,497
Saudi National Bank	285,417	4,895,391
Saudi Telecom	141,233	4,224,411
		9,360,299
South Africa — 2.2%
Gold Fields ADR	525,232	5,772,300

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
South Korea — 10.9%
Delivery Hero *	40,684	$4,534,067
Doosan Fuel Cell *	53,864	2,172,240
KakaoBank *	40,432	2,002,562
Kia *	50,396	3,462,880
NAVER *	12,747	4,057,871
Samsung Biologics *	5,130	3,904,827
SK Square *	89,885	4,986,128
SK Telecom	83,507	4,050,998
		29,171,573

Taiwan — 7.2%
MediaTek	226,660	9,729,992
Taiwan Semiconductor Manufacturing	422,304	9,387,200
		19,117,192

Turkey — 0.4%
Turkiye Garanti Bankasi	1,259,748	1,069,098

Vietnam — 1.9%
Hoa Phat Group JSC	1,166,330	2,374,626
Vincom Retail JSC *	2,000,093	2,641,632
		5,016,258
Zambia — 5.1%
First Quantum Minerals	568,308	13,618,876

TOTAL COMMON STOCK (Cost $223,647,823)		253,735,365

PREFERRED STOCK — 3.6%

Brazil — 2.4%
Banco Bradesco (A)	1,845,870	6,366,097

Chile — 1.2%
Sociedad Quimica y Minera de Chile (A)	64,359	3,285,104

TOTAL PREFERRED STOCK (Cost $10,571,197)		9,651,201

TOTAL INVESTMENTS— 98.7% (Cost $234,219,020)		$263,386,566

Percentages are based on Net Assets of 266,957,091.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2021 (UNAUDITED)

*	Non-income producing security.
(A)	There is currently no rate available.

ADR	American Depositary Receipt
Cl	Class
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

The following table summarizes the inputs used as of December 31, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$4,813,023	$—	$—	$4,813,023
Burkina Faso	2,494,584	—	—	2,494,584
Chile	7,226,770	—	—	7,226,770
China	62,075,601	—	—	62,075,601
Congo, Democratic Republic	4,698,000	—	—	4,698,000
Ghana	2,052,564	—	—	2,052,564
Greece	1,578,305	—	—	1,578,305
Hong Kong	34,461,867	—	—	34,461,867
India	31,076,967	—	—	31,076,967
Kazakhstan	654,152	—	—	654,152
Mexico	4,530,932	—	—	4,530,932
Peru	1,880,591	—	—	1,880,591
Philippines	1,669,449	—	—	1,669,449
Russia	11,396,964	—	—	11,396,964
Saudi Arabia	—	9,360,299	—	9,360,299
South Africa	5,772,300	—	—	5,772,300
South Korea	8,585,065	20,586,508	—	29,171,573
Taiwan	—	19,117,192	—	19,117,192
Turkey	1,069,098	—	—	1,069,098
Vietnam	5,016,258	—	—	5,016,258
Zambia	13,618,876	—	—	13,618,876
Total Common Stock	204,671,366	49,063,999	—	253,735,365
Preferred Stock
Brazil	6,366,097	—	—	6,366,097
Chile	3,285,104	—	—	3,285,104
Total Preferred Stock	9,651,201	—	—	9,651,201
Total Investments in Securities	$214,322,567	$49,063,999	$—	$263,386,566

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RWC-QH-001-0900

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